NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NOTE PAYABLE
Note Payable

NOTE 4. NOTE PAYABLE

Financed Insurance Premium

The Company entered into a Premium Finance Agreement with Premium Funding Associates, Inc. in connection with certain of the Company’s insurance policies and, pursuant thereto, issued a note payable to Premium Funding, Inc. for $364,546 (the “Note”). The Note has an eight-month term, bears interest at a rate of 3.24% per annum, and is secured by the policies. Under the terms of the Note, the Company is required to make monthly installments of principal and interest totaling $46,124 through August 31, 2022. The Company recorded interest expense of $372 and $4,443 for the three and nine months ended September 30, 2022, respectively. As of September 30, 2022 the Note was paid in full.

NOTE D-NOTE PAYABLE

Payroll Protection Program Loan

On April 30, 2020, the Company received a loan pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act, as administered by the U.S. Small Business Administration (“SBA”). The PPP Loan in the principal amount of $244,657 was disbursed by First Horizon Bank (the “Lender”) pursuant to a promissory note issued by the Company.

On May 28, 2021, the Company received notice from the SBA that the SBA had remitted $244,657 in principal and $2,576 in interest to the Lender in full forgiveness of the Company’s PPP Loan pursuant to the Company’s application to the SBA for forgiveness of the PPP Loan. The total amount was recorded as other income in our consolidated statement of comprehensive loss.